Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	613,658	$25,675,451
Aerojet Rocketdyne Holdings Inc.(a)	665,896	27,035,378
Aerovironment Inc.(a)(b)	198,167	16,289,327
Kaman Corp.	518,989	16,218,406
Moog Inc., Class A	537,627	42,682,207
National Presto Industries Inc.	94,958	6,233,043
Park Aerospace Corp.	201,251	2,567,963
		136,701,775
Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	486,106	29,997,601
Hub Group Inc., Class A(a)(b)	630,261	44,710,716
		74,708,317
Airlines — 0.8%
Allegiant Travel Co.(a)(b)	282,470	31,944,532
Hawaiian Holdings Inc.(a)(b)	954,825	13,663,546
SkyWest Inc.(a)	938,745	19,948,331
		65,556,409
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)(b)	2,127,917	16,023,215
Dorman Products Inc.(a)(b)	173,261	19,008,464
LCI Industries	155,802	17,431,128
Motorcar Parts of America Inc.(a)(b)	359,667	4,718,831
Patrick Industries Inc.	215,051	11,148,244
Standard Motor Products Inc.	352,582	15,862,664
		84,192,546
Automobiles — 0.2%
Winnebago Industries Inc.	298,093	14,475,396

Banks — 9.5%
Allegiance Bancshares Inc.	289,489	10,931,105
Ameris Bancorp.	418,099	16,799,218
Banc of California Inc.(b)	539,641	9,508,474
BancFirst Corp.	166,492	15,934,949
BankUnited Inc.	1,210,112	43,043,684
Banner Corp.	283,429	15,931,544
Berkshire Hills Bancorp. Inc.	700,635	17,354,729
Brookline Bancorp. Inc.	644,225	8,574,635
Central Pacific Financial Corp.	153,962	3,302,485
City Holding Co.	114,467	9,143,624
Columbia Banking System Inc.	1,128,974	32,345,105
Community Bank System Inc.	426,400	26,982,592
CVB Financial Corp.	1,967,683	48,818,215
Dime Community Bancshares Inc.	315,330	9,349,534
Eagle Bancorp. Inc.	190,632	9,037,863
FB Financial Corp.(b)	345,767	13,560,982
First Bancorp./Southern Pines NC	255,414	8,913,949
First Commonwealth Financial Corp.	634,115	8,509,823
First Financial Bancorp.	1,379,838	26,768,857
First Hawaiian Inc.	2,379,937	54,048,369
Hanmi Financial Corp.	196,181	4,402,302
Heritage Financial Corp./WA	513,231	12,912,892
Hilltop Holdings Inc.(b)	452,856	12,073,141
Hope Bancorp Inc.	1,754,690	24,284,910
Independent Bank Corp.	401,071	31,857,070
Independent Bank Group Inc.	673,907	45,765,024
National Bank Holdings Corp., Class A	185,767	7,109,303
NBT Bancorp. Inc.	629,614	23,667,190
Northwest Bancshares Inc.	1,838,907	23,538,010

Security	Shares	Value

Banks (continued)
OFG Bancorp.	361,164	$9,173,566
Pacific Premier Bancorp. Inc.	767,713	22,447,928
Park National Corp.	99,576	12,073,590
Renasant Corp.	894,624	25,774,117
S&T Bancorp. Inc.	572,631	15,707,268
Seacoast Banking Corp. of Florida(b)	512,675	16,938,782
Simmons First National Corp., Class A	1,834,085	38,992,647
Southside Bancshares Inc.	176,840	6,617,353
Tompkins Financial Corp.	122,711	8,847,463
Trustmark Corp.	995,017	29,044,546
United Community Banks Inc./GA	647,256	19,540,659
Westamerica Bancorp.	391,565	21,794,508
		801,422,005
Beverages — 0.1%
National Beverage Corp.	186,092	9,107,342

Biotechnology — 0.9%
Anika Therapeutics Inc.(a)	131,425	2,933,406
Eagle Pharmaceuticals Inc./DE(a)(b)	107,375	4,770,671
Emergent BioSolutions Inc.(a)(b)	829,305	25,741,627
Enanta Pharmaceuticals Inc.(a)	136,656	6,459,729
Ironwood Pharmaceuticals Inc.(a)	710,026	8,186,600
Lantheus Holdings Inc. New, NVS(a)(b)(c)	181,178	2
Myriad Genetics Inc.(a)(b)	714,579	12,983,901
REGENXBIO Inc.(a)(b)	389,901	9,630,555
Vanda Pharmaceuticals Inc.(a)	373,237	4,068,283
		74,774,774
Building Products — 1.9%
AAON Inc.(b)	255,576	13,995,342
American Woodmark Corp.(a)(b)	308,327	13,877,798
Apogee Enterprises Inc.	412,000	16,158,640
Gibraltar Industries Inc.(a)	323,470	12,534,463
Griffon Corp.	888,995	24,918,530
PGT Innovations Inc.(a)	612,116	10,185,610
Quanex Building Products Corp.	621,198	14,132,254
Resideo Technologies Inc.(a)	2,695,362	52,343,930
		158,146,567
Capital Markets — 0.4%
Blucora Inc.(a)(b)	489,484	9,035,875
StoneX Group Inc.(a)	318,741	24,884,110
WisdomTree Investments Inc.	768,887	3,898,257
		37,818,242
Chemicals — 2.9%
AdvanSix Inc.	240,073	8,028,041
American Vanguard Corp.	503,075	11,243,726
FutureFuel Corp.	479,343	3,489,617
GCP Applied Technologies Inc.(a)(b)	1,000,849	31,306,557
Hawkins Inc.	161,055	5,802,812
HB Fuller Co.	531,773	32,018,052
Innospec Inc.(b)	460,544	44,115,510
Koppers Holdings Inc.	393,863	8,917,058
Quaker Chemical Corp.(b)	104,921	15,687,788
Rayonier Advanced Materials Inc.(a)(b)	1,166,215	3,055,483
Schweitzer-Mauduit International Inc.	594,957	14,945,320
Stepan Co.(b)	393,825	39,914,164
Tredegar Corp.	486,873	4,868,730
Trinseo PLC	670,669	25,793,930
		249,186,788

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 3.7%
ABM Industries Inc.	1,243,412	$53,988,949
Brady Corp., Class A, NVS	481,613	22,751,398
CoreCivic Inc.(a)	2,259,696	25,105,223
Deluxe Corp.	801,223	17,362,502
GEO Group Inc. (The)(a)	1,798,910	11,872,806
Harsco Corp.(a)(b)	1,479,204	10,517,140
Healthcare Services Group Inc.	1,373,400	23,910,894
HNI Corp.	786,090	27,269,462
Interface Inc.	613,687	7,695,635
KAR Auction Services Inc.(a)(b)	2,255,661	33,316,113
Matthews International Corp., Class A	581,049	16,658,675
Pitney Bowes Inc.	2,083,630	7,542,741
UniFirst Corp./MA	281,369	48,446,114
Viad Corp.(a)(b)	180,095	4,972,423
		311,410,075
Communications Equipment — 1.3%
CalAmp Corp.(a)(b)	693,127	2,890,339
Comtech Telecommunications Corp.	487,084	4,417,852
Digi International Inc.(a)(b)	343,303	8,314,799
NETGEAR Inc.(a)(b)	533,613	9,882,513
NetScout Systems Inc.(a)(b)	1,368,631	46,328,159
Plantronics Inc.(a)	413,652	16,413,711
Viavi Solutions Inc.(a)(b)	1,606,303	21,251,389
		109,498,762
Construction & Engineering — 0.8%
Arcosa Inc.(b)	895,839	41,593,805
Granite Construction Inc.	841,418	24,518,920
		66,112,725
Consumer Finance — 0.9%
Encore Capital Group Inc.(a)(b)	234,219	13,530,832
EZCORP Inc., Class A, NVS(a)(b)	1,007,832	7,568,818
LendingTree Inc.(a)(b)	203,542	8,919,210
PRA Group Inc.(a)(b)	737,979	26,832,917
PROG Holdings Inc.(a)	1,003,304	16,554,516
		73,406,293
Containers & Packaging — 0.6%
Myers Industries Inc.(b)	383,012	8,705,863
O-I Glass Inc.(a)	2,896,370	40,549,180
		49,255,043
Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	837,445	30,122,897
American Public Education Inc.(a)(b)	350,805	5,669,009
Perdoceo Education Corp.(a)(b)	1,277,187	15,045,263
Strategic Education Inc.	426,324	30,089,948
WW International Inc.(a)(b)	999,642	6,387,712
		87,314,829
Diversified Telecommunication Services — 0.4%
ATN International Inc.	200,318	9,396,918
Cogent Communications Holdings Inc.	261,745	15,903,626
Consolidated Communications Holdings Inc.(a)(b)	1,354,925	9,484,475
		34,785,019
Electrical Equipment — 0.3%
AZZ Inc.	458,849	18,730,216
Powell Industries Inc.	169,228	3,954,859
		22,685,075
Electronic Equipment, Instruments & Components — 4.2%
Arlo Technologies Inc.(a)	715,710	4,487,502
Badger Meter Inc.(b)	190,536	15,412,457

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics Inc.	651,103	$14,688,884
CTS Corp.(b)	292,886	9,972,768
ePlus Inc.(a)	499,274	26,521,435
FARO Technologies Inc.(a)(b)	176,403	5,438,504
Insight Enterprises Inc.(a)(b)	652,058	56,259,564
Itron Inc.(a)(b)	835,413	41,294,465
Knowles Corp.(a)(b)	1,023,504	17,737,324
Methode Electronics Inc.	383,954	14,221,656
OSI Systems Inc.(a)	137,003	11,705,536
PC Connection Inc.	204,386	9,003,203
Plexus Corp.(a)(b)	514,015	40,350,177
Sanmina Corp.(a)(b)	1,127,942	45,941,078
ScanSource Inc.(a)	468,540	14,590,336
TTM Technologies Inc.(a)(b)	1,874,069	23,425,863
		351,050,752
Energy Equipment & Services — 3.7%
Archrock Inc.	2,517,837	20,822,512
Bristow Group Inc.(a)(b)	432,252	10,114,697
Core Laboratories NV(b)	500,272	9,910,388
DMC Global Inc.(a)(b)	364,875	6,578,696
Dril-Quip Inc.(a)(b)	640,827	16,533,337
Helix Energy Solutions Group Inc.(a)	2,638,403	8,179,049
Helmerich & Payne Inc.	1,955,353	84,197,500
Nabors Industries Ltd.(a)	164,205	21,987,050
Oceaneering International Inc.(a)	1,863,399	19,901,101
Oil States International Inc.(a)(b)	1,159,326	6,283,547
Patterson-UTI Energy Inc.(b)	4,019,989	63,355,027
ProPetro Holding Corp.(a)	1,584,518	15,845,180
RPC Inc.(a)	1,309,542	9,048,935
U.S. Silica Holdings Inc.(a)	1,408,248	16,082,192
		308,839,211
Entertainment — 0.2%
Cinemark Holdings Inc.(a)(b)	956,031	14,359,586
Marcus Corp. (The)(a)	409,130	6,042,850
		20,402,436
Equity Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	926,742	14,475,710
Agree Realty Corp.	766,282	55,271,921
Alexander & Baldwin Inc.	1,349,907	24,230,831
American Assets Trust Inc.	558,048	16,574,026
Armada Hoffler Properties Inc.	492,788	6,327,398
Brandywine Realty Trust	3,181,625	30,670,865
CareTrust REIT Inc.	951,791	17,551,026
Centerspace	101,963	8,315,083
Chatham Lodging Trust(a)	906,876	9,476,854
Community Healthcare Trust Inc.	179,350	6,494,264
DiamondRock Hospitality Co.(a)	3,914,170	32,135,336
Diversified Healthcare Trust	4,443,283	8,086,775
Easterly Government Properties Inc.	1,682,964	32,043,635
Essential Properties Realty Trust Inc.	1,167,571	25,091,101
Four Corners Property Trust Inc.	759,992	20,208,187
Franklin Street Properties Corp., Class C	1,710,120	7,131,200
Getty Realty Corp.	373,271	9,891,681
Global Net Lease Inc.	1,924,189	27,246,516
Hersha Hospitality Trust, Class A(a)(b)	620,952	6,091,539
Industrial Logistics Properties Trust	718,725	10,119,648
iStar Inc.	674,830	9,251,919
LTC Properties Inc.	732,726	28,129,351
LXP Industrial Trust	2,669,624	28,671,762

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Office Properties Income Trust	900,190	$17,958,790
Orion Office REIT Inc.	1,054,443	11,556,695
Retail Opportunity Investments Corp.	1,177,151	18,575,443
RPT Realty	780,925	7,676,493
Saul Centers Inc.	75,109	3,538,385
Service Properties Trust	2,733,530	14,296,362
SITE Centers Corp.(b)	1,520,477	20,480,825
Summit Hotel Properties Inc.(a)	1,985,097	14,431,655
Uniti Group Inc.	1,850,627	17,432,906
Universal Health Realty Income Trust	110,069	5,856,771
Urban Edge Properties	1,128,563	17,165,443
Urstadt Biddle Properties Inc., Class A	257,490	4,171,338
Veris Residential Inc.(a)	1,488,544	19,708,323
Washington Real Estate Investment Trust(b)	908,180	19,353,316
Whitestone REIT	858,004	9,223,543
Xenia Hotels & Resorts Inc.(a)	2,122,793	30,844,182
		665,757,098
Food & Staples Retailing — 1.1%
Andersons Inc. (The)	583,761	19,258,275
Chefs' Warehouse Inc. (The)(a)(b)	612,737	23,829,342
PriceSmart Inc.	447,027	32,020,544
SpartanNash Co.	669,527	20,199,630
		95,307,791
Food Products — 2.8%
B&G Foods Inc.	1,277,215	30,372,173
Calavo Growers Inc.	329,613	13,751,454
Cal-Maine Foods Inc.	696,412	34,409,717
Fresh Del Monte Produce Inc.	620,397	18,320,323
Hostess Brands Inc.(a)	2,563,336	54,368,357
J&J Snack Foods Corp.	155,610	21,732,493
John B Sanfilippo & Son Inc.	166,246	12,051,172
Seneca Foods Corp., Class A(a)	112,929	6,272,077
Tootsie Roll Industries Inc.	169,782	6,001,794
TreeHouse Foods Inc.(a)(b)	1,039,397	43,467,582
		240,747,142
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	123,003	15,935,039
Northwest Natural Holding Co.	635,168	33,727,421
South Jersey Industries Inc.	2,273,276	77,609,642
		127,272,102
Health Care Equipment & Supplies — 3.4%
Artivion Inc.(a)(b)	743,983	14,046,399
Avanos Medical Inc.(a)(b)	877,997	24,004,438
Cardiovascular Systems Inc.(a)	439,388	6,309,612
CONMED Corp.(b)	198,273	18,986,623
Cutera Inc.(a)	112,397	4,214,888
Embecta Corp.(a)	1,071,551	27,131,671
Glaukos Corp.(a)(b)	420,410	19,095,022
Inogen Inc.(a)(b)	381,108	9,215,191
Integer Holdings Corp.(a)(b)	614,189	43,398,595
Lantheus Holdings Inc.(a)(b)	523,895	34,592,787
Meridian Bioscience Inc.(a)(b)	290,089	8,824,507
Merit Medical Systems Inc.(a)	407,538	22,117,087
Mesa Laboratories Inc.	40,509	8,261,405
Natus Medical Inc.(a)	642,813	21,064,982
OraSure Technologies Inc.(a)	1,330,777	3,606,406
Orthofix Medical Inc.(a)(b)	367,261	8,645,324
Surmodics Inc.(a)	93,597	3,484,616
Varex Imaging Corp.(a)(b)	266,568	5,701,890

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimvie Inc.(a)(b)	384,702	$6,159,079
		288,860,522
Health Care Providers & Services — 2.9%
Addus HomeCare Corp.(a)	169,771	14,138,529
Covetrus Inc.(a)(b)	1,942,952	40,316,254
Ensign Group Inc. (The)	451,243	33,152,823
Hanger Inc.(a)(b)	684,541	9,802,627
MEDNAX Inc.(a)(b)	1,598,002	33,574,022
ModivCare Inc.(a)	98,403	8,315,054
Owens & Minor Inc.	1,411,599	44,394,789
Pennant Group Inc. (The)(a)(b)	244,835	3,136,336
Select Medical Holdings Corp.	1,912,892	45,182,509
U.S. Physical Therapy Inc.	132,620	14,482,104
		246,495,047
Health Care Technology — 0.7%
Allscripts Healthcare Solutions Inc.(a)	1,313,204	19,474,815
Computer Programs & Systems Inc.(a)	276,572	8,842,007
HealthStream Inc.(a)	210,756	4,575,513
NextGen Healthcare Inc.(a)(b)	1,043,939	18,206,296
Simulations Plus Inc.(b)	117,468	5,794,697
		56,893,328
Hotels, Restaurants & Leisure — 1.7%
BJ's Restaurants Inc.(a)	435,004	9,430,887
Bloomin' Brands Inc.	1,497,262	24,884,494
Brinker International Inc.(a)(b)	813,494	17,921,273
Cheesecake Factory Inc. (The)(b)	911,071	24,070,496
Chuy's Holdings Inc.(a)	348,682	6,945,745
Dave & Buster's Entertainment Inc.(a)(b)	398,324	13,057,061
Dine Brands Global Inc.	142,666	9,284,703
El Pollo Loco Holdings Inc.(a)	360,235	3,544,712
Golden Entertainment Inc.(a)(b)	124,260	4,914,483
Jack in the Box Inc.	120,493	6,754,838
Ruth's Hospitality Group Inc.	580,177	9,433,678
Shake Shack Inc., Class A(a)(b)	328,450	12,967,206
		143,209,576
Household Durables — 2.2%
Ethan Allen Interiors Inc.	408,501	8,255,805
iRobot Corp.(a)(b)	226,069	8,308,036
La-Z-Boy Inc.	802,090	19,017,554
M/I Homes Inc.(a)(b)	524,873	20,816,463
MDC Holdings Inc.	1,057,848	34,179,069
Meritage Homes Corp.(a)(b)	360,724	26,152,490
Sonos Inc.(a)(b)	1,211,454	21,854,630
Tri Pointe Homes Inc.(a)	1,918,167	32,359,477
Tupperware Brands Corp.(a)	864,184	5,478,927
Universal Electronics Inc.(a)	237,990	6,085,404
		182,507,855
Household Products — 0.7%
Central Garden & Pet Co.(a)	180,366	7,651,126
Central Garden & Pet Co., Class A, NVS(a)	734,292	29,379,023
WD-40 Co.	106,596	21,464,170
		58,494,319
Insurance — 3.4%
Ambac Financial Group Inc.(a)(b)	833,938	9,465,196
American Equity Investment Life Holding Co.(b)	1,431,753	52,359,207
AMERISAFE Inc.	359,125	18,678,091
Assured Guaranty Ltd.	689,319	38,457,107
eHealth Inc.(a)	451,341	4,211,012
Employers Holdings Inc.	408,300	17,103,687

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Genworth Financial Inc., Class A(a)(b)	7,417,920	$26,185,258
Horace Mann Educators Corp.	606,651	23,283,265
James River Group Holdings Ltd.(b)	545,175	13,509,436
ProAssurance Corp.(b)	795,247	18,791,687
Safety Insurance Group Inc.	206,716	20,072,124
Selectquote Inc.(a)(b)	1,218,847	3,022,741
SiriusPoint Ltd.(a)	1,597,046	8,655,989
Stewart Information Services Corp.	199,188	9,909,603
United Fire Group Inc.(b)	401,989	13,760,083
Universal Insurance Holdings Inc.	508,350	6,623,801
		284,088,287
Interactive Media & Services — 0.4%
Cars.com Inc.(a)(b)	620,432	5,850,674
QuinStreet Inc.(a)	933,820	9,394,229
Yelp Inc.(a)(b)	630,448	17,507,541
		32,752,444
Internet & Direct Marketing Retail — 0.1%
PetMed Express Inc.	388,027	7,721,737

IT Services — 0.4%
CSG Systems International Inc.(b)	236,914	14,139,028
EVERTEC Inc.	362,890	13,383,383
Unisys Corp.(a)(b)	658,229	7,918,495
		35,440,906
Life Sciences Tools & Services — 0.1%
NeoGenomics Inc.(a)(b)	1,048,201	8,542,838

Machinery — 5.2%
Alamo Group Inc.	107,168	12,477,570
Albany International Corp., Class A(b)	292,192	23,021,808
Astec Industries Inc.(b)	424,206	17,299,121
Barnes Group Inc.	866,084	26,969,856
CIRCOR International Inc.(a)	371,544	6,089,606
Enerpac Tool Group Corp.(b)	584,858	11,123,999
EnPro Industries Inc.	387,699	31,764,179
ESCO Technologies Inc.	479,382	32,775,347
Federal Signal Corp.	438,886	15,624,342
Franklin Electric Co. Inc.	238,025	17,437,711
Greenbrier Companies Inc. (The)	607,441	21,861,802
Hillenbrand Inc.	611,877	25,062,482
John Bean Technologies Corp.(b)	212,529	23,467,452
Lindsay Corp.(b)	83,803	11,130,714
Meritor Inc.(a)	1,311,762	47,656,313
Proto Labs Inc.(a)	510,002	24,398,496
SPX Corp.(a)(b)	493,624	26,083,092
Standex International Corp.	116,253	9,855,929
Tennant Co.(b)	197,223	11,685,463
Titan International Inc.(a)	955,603	14,429,605
Trinity Industries Inc.	649,816	15,738,544
Wabash National Corp.	912,701	12,394,480
		438,347,911
Media — 0.6%
AMC Networks Inc., Class A(a)	555,991	16,190,458
EW Scripps Co. (The), Class A, NVS(a)	583,344	7,274,300
Gannett Co. Inc.(a)(b)	1,651,237	4,788,587
Loyalty Ventures Inc.(a)(b)	374,355	1,336,447
Scholastic Corp., NVS	564,644	20,310,245
		49,900,037
Metals & Mining — 2.7%
Allegheny Technologies Inc.(a)(b)	1,266,502	28,762,260

Security	Shares	Value

Metals & Mining (continued)
Arconic Corp.(a)(b)	1,961,056	$55,007,621
Carpenter Technology Corp.	896,591	25,023,855
Century Aluminum Co.(a)(b)	520,271	3,834,397
Compass Minerals International Inc.	634,330	22,448,939
Haynes International Inc.	100,219	3,284,177
Kaiser Aluminum Corp.	295,436	23,366,033
Materion Corp.	160,400	11,826,292
Olympic Steel Inc.	174,328	4,488,946
SunCoke Energy Inc.	1,553,044	10,576,230
TimkenSteel Corp.(a)(b)	777,026	14,538,156
Warrior Met Coal Inc.	958,887	29,351,531
		232,508,437
Mortgage Real Estate Investment — 2.2%
Apollo Commercial Real Estate Finance Inc.	2,454,074	25,620,533
ARMOUR Residential REIT Inc.	1,916,830	13,494,483
Ellington Financial Inc.	589,684	8,650,664
Franklin BSP Realty Trust Inc.	1,552,294	20,924,923
Granite Point Mortgage Trust Inc.	1,001,381	9,583,216
Invesco Mortgage Capital Inc.	612,892	8,997,255
KKR Real Estate Finance Trust Inc.	560,603	9,782,522
New York Mortgage Trust Inc.	7,083,477	19,550,397
PennyMac Mortgage Investment Trust	1,706,146	23,595,999
Ready Capital Corp.	1,251,263	14,915,055
Two Harbors Investment Corp.	6,388,269	31,813,580
		186,928,627
Multi-Utilities — 0.8%
Avista Corp.	1,236,593	53,804,162
Unitil Corp.	297,874	17,491,161
		71,295,323
Multiline Retail — 0.1%
Big Lots Inc.	530,788	11,130,624

Oil, Gas & Consumable Fuels — 2.5%
CONSOL Energy Inc.(a)(b)	595,271	29,394,482
Green Plains Inc.(a)(b)	761,890	20,700,551
Laredo Petroleum Inc.(a)(b)	89,605	6,177,369
Par Pacific Holdings Inc.(a)	856,571	13,353,942
PBF Energy Inc., Class A(a)	1,770,163	51,370,130
REX American Resources Corp.(a)(b)	96,368	8,172,007
Southwestern Energy Co.(a)	7,472,885	46,705,531
Talos Energy Inc.(a)	765,526	11,842,687
World Fuel Services Corp.	1,168,984	23,917,413
		211,634,112
Paper & Forest Products — 0.7%
Clearwater Paper Corp.(a)	316,296	10,637,034
Glatfelter Corp.	835,820	5,750,442
Mercer International Inc.	751,262	9,879,095
Neenah Inc.	312,697	10,675,476
Sylvamo Corp.(b)	654,241	21,380,596
		58,322,643
Personal Products — 0.5%
Edgewell Personal Care Co.	978,987	33,794,631
USANA Health Sciences Inc.(a)	71,611	5,181,772
		38,976,403
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals Inc.(a)(b)	222,656	7,746,202
ANI Pharmaceuticals Inc.(a)(b)	100,726	2,988,541
Corcept Therapeutics Inc.(a)	693,476	16,490,859
Harmony Biosciences Holdings Inc.(a)(b)	188,838	9,209,629

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics(a)(b)	1,902,418	$7,229,189
Pacira BioSciences Inc.(a)	327,483	19,092,259
Phibro Animal Health Corp., Class A	382,218	7,311,830
Prestige Consumer Healthcare Inc.(a)	438,885	25,806,438
		95,874,947
Professional Services — 1.0%
Kelly Services Inc., Class A, NVS(b)	641,994	12,730,741
ManTech International Corp./VA, Class A(b)	510,505	48,727,702
Resources Connection Inc.	579,191	11,798,121
TrueBlue Inc.(a)(b)	617,511	11,053,447
		84,310,011
Real Estate Management & Development — 0.4%
Anywhere Real Estate Inc.(a)(b)	2,192,927	21,556,472
Marcus & Millichap Inc.	200,839	7,429,035
RE/MAX Holdings Inc., Class A	356,578	8,743,293
		37,728,800
Road & Rail — 0.4%
Heartland Express Inc.	867,078	12,061,055
Marten Transport Ltd.	1,094,898	18,416,184
		30,477,239
Semiconductors & Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.(a)	93,724	3,124,758
Cohu Inc.(a)	380,448	10,557,432
FormFactor Inc.(a)(b)	535,527	20,740,961
Ichor Holdings Ltd.(a)(b)	229,340	5,958,253
PDF Solutions Inc.(a)(b)	203,841	4,384,620
Photronics Inc.(a)(b)	1,146,650	22,336,742
SMART Global Holdings Inc.(a)(b)	345,245	5,651,661
		72,754,427
Software — 0.9%
Agilysys Inc.(a)	134,652	6,365,000
Cerence Inc.(a)(b)	350,698	8,848,111
Consensus Cloud Solutions Inc.(a)(b)	296,983	12,972,217
Ebix Inc.(b)	442,800	7,483,320
InterDigital Inc.	275,041	16,722,493
LivePerson Inc.(a)(b)	483,253	6,833,197
OneSpan Inc.(a)	324,943	3,866,822
Xperi Holding Corp.	925,914	13,360,939
		76,452,099
Specialty Retail — 4.2%
Aaron's Co. Inc. (The)	568,411	8,270,380
Abercrombie & Fitch Co., Class A(a)(b)	494,989	8,375,214
Academy Sports & Outdoors Inc.(b)	649,523	23,084,047
America's Car-Mart Inc./TX(a)(b)	111,191	11,185,815
Asbury Automotive Group Inc.(a)(b)	225,652	38,211,910
Bed Bath & Beyond Inc.(a)(b)	1,393,397	6,925,183
Caleres Inc.	704,772	18,493,217
Cato Corp. (The), Class A	330,069	3,832,101
Chico's FAS Inc.(a)	2,316,844	11,514,715
Conn's Inc.(a)(b)	291,438	2,337,333
Designer Brands Inc., Class A(b)	1,126,771	14,715,629
Genesco Inc.(a)(b)	126,376	6,307,426
Group 1 Automotive Inc.(b)	307,586	52,228,103
Guess? Inc.(b)	666,089	11,356,817
Haverty Furniture Companies Inc.	261,536	6,062,404
LL Flooring Holdings Inc.(a)(b)	543,941	5,096,727
Monro Inc.	355,595	15,247,914
National Vision Holdings Inc.(a)(b)	830,698	22,844,195
ODP Corp. (The)(a)(b)	812,175	24,560,172

Security	Shares	Value

Specialty Retail (continued)
Rent-A-Center Inc./TX	519,842	$10,110,927
Sally Beauty Holdings Inc.(a)(b)	1,112,839	13,265,041
Sonic Automotive Inc., Class A	362,979	13,295,921
Urban Outfitters Inc.(a)(b)	1,189,043	22,187,542
Zumiez Inc.(a)(b)	305,286	7,937,436
		357,446,169
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming Inc.(a)(b)	376,785	4,947,187

Textiles, Apparel & Luxury Goods — 0.9%
Fossil Group Inc.(a)(b)	877,756	4,537,999
G-III Apparel Group Ltd.(a)(b)	800,202	16,188,086
Kontoor Brands Inc.	423,008	14,115,777
Oxford Industries Inc.	102,447	9,091,147
Steven Madden Ltd.(b)	460,049	14,818,178
Unifi Inc.(a)	261,940	3,682,876
Wolverine World Wide Inc.	809,593	16,321,395
		78,755,458
Thrifts & Mortgage Finance — 1.7%
Capitol Federal Financial Inc.	2,186,974	20,076,421
Mr Cooper Group Inc.(a)	1,374,390	50,495,089
NMI Holdings Inc., Class A(a)	1,596,847	26,587,503
Northfield Bancorp. Inc.	341,131	4,444,937
Provident Financial Services Inc.	602,754	13,417,304
TrustCo Bank Corp. NY	283,069	8,729,848
WSFS Financial Corp.(b)	532,568	21,350,651
		145,101,753
Tobacco — 0.3%
Universal Corp./VA	456,963	27,646,261

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies Inc.	406,258	39,069,832
Boise Cascade Co.(b)	381,079	22,670,390
DXP Enterprises Inc./TX(a)(b)	319,481	9,785,703
GMS Inc.(a)(b)	352,220	15,673,790
NOW Inc.(a)(b)	2,057,581	20,123,142
Veritiv Corp.(a)(b)	258,568	28,067,556
		135,390,413
Water Utilities — 0.6%
American States Water Co.	233,553	19,036,905
California Water Service Group.	409,426	22,743,614
Middlesex Water Co.	80,609	7,067,797
		48,848,316
Wireless Telecommunication Services — 0.7%
Gogo Inc.(a)(b)	649,338	10,512,782
Shenandoah Telecommunications Co.(b)	929,752	20,640,494
Telephone and Data Systems Inc.	1,831,820	28,924,438
		60,077,714
Total Long-Term Investments — 96.7%
(Cost: $9,094,005,160)		8,169,796,284

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	360,249,244	360,213,219

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	273,560,000	$273,560,000

Total Short-Term Securities — 7.5%
(Cost: $633,733,071)		633,773,219

Total Investments in Securities — 104.2%
(Cost: $9,727,738,231)		8,803,569,503

Liabilities in Excess of Other Assets — (4.2)%		(352,569,711)

Net Assets — 100.0%		$8,450,999,792

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$274,022,994	$86,177,198	(a)	$—	$(16,867)	$29,894	$360,213,219	360,249,244	$164,435	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,870,000	204,690,000	(a)	—	—	—	273,560,000	273,560,000	250,377		—
					$(16,867)	$29,894	$633,773,219		$414,812		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	340	09/16/22	$29,036	$(301,740)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$72,353,534	$(2,435,566	)(c)	$72,211,991	0.9%
	Monthly	HSBC Bank PLC(d)	02/10/23	106,688,395	(3,556,469	)(e)	100,426,909	1.3
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	76,633,949	(2,660,530	)(g)	70,932,912	0.9
					$(8,652,565)		$243,571,812

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(2,294,023) of net dividends and financing fees.
(e)	Amount includes $2,705,017 of net dividends, payable for referenced securities purchased and financing fees.

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022

OTC Total Return Swaps (continued)

(g)	Amount includes $3,040,507 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	19,564	$738,737	1.0%
BankUnited Inc.	185,870	6,611,396	9.2
Berkshire Hills Bancorp. Inc.	63,379	1,569,898	2.2
City Holding Co.	13,939	1,113,447	1.5
Columbia Banking System Inc.	66,452	1,903,850	2.6
Community Bank System Inc.	98,742	6,248,394	8.7
CVB Financial Corp.	21,587	535,573	0.7
First Commonwealth Financial Corp.	22,200	297,924	0.4
First Financial Bancorp.	142,900	2,772,260	3.8
Hanmi Financial Corp.	19,987	448,508	0.6
Heritage Financial Corp./WA	95,539	2,403,761	3.3
Hope Bancorp Inc.	333,162	4,610,962	6.4
Independent Bank Corp.	18,686	1,484,229	2.1
National Bank Holdings Corp.	47,103	1,802,632	2.5
NBT Bancorp. Inc.	17,292	650,006	0.9
Northwest Bancshares Inc.	271,972	3,481,242	4.8
OFG Bancorp.	25,472	646,989	0.9
Pacific Premier Bancorp. Inc.	92,534	2,705,694	3.8
S&T Bancorp. Inc.	119,094	3,266,748	4.5
Simmons First National Corp.	144,378	3,069,476	4.3
Trustmark Corp.	90,347	2,637,229	3.7
United Community Banks Inc./GA	41,518	1,253,428	1.7
Westamerica Bancorp.	63,616	3,540,867	4.9
		53,793,250
Commercial Services & Supplies
Pitney Bowes Inc.	44,239	160,145	0.2

Consumer Finance
Green Dot Corp.(a)	8,696	218,357	0.3

Electronic Equipment, Instruments & Components
OSI Systems Inc.(a)	19,199	1,640,363	2.3

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	11,820	313,230	0.5

Insurance
Employers Holdings Inc.	23,310	976,456	1.4
Genworth Financial Inc.(a)	47,140	166,404	0.2
Horace Mann Educators Corp.	4,727	181,422	0.2
ProAssurance Corp.	90,774	2,144,990	3.0
Stewart Information Services Corp.	41,599	2,069,550	2.9
		5,538,822
Multi-Utilities
Avista Corp.	2,090	90,936	0.1

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	6,000	163,020	0.2

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	45,237	415,276	0.6
Provident Financial Services Inc.	149,385	3,325,310	4.6
WSFS Financial Corp.	137,812	5,524,883	7.6
		9,265,469

	Shares	Value	% of Basket Value

Water Utilities
Middlesex Water Co.	11,729	$1,028,399	1.4

Total Reference Entity — Long		72,211,991

Net Value of Reference Entity — Goldman Sachs Bank USA		$72,211,991

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Allegiance Bancshares Inc.	41,407	$1,563,528	1.6%
Ameris Bancorp.	60,420	2,427,676	2.4
BankUnited Inc.	117,923	4,194,521	4.2
Banner Corp.	44,995	2,529,169	2.5
Berkshire Hills Bancorp. Inc.	95,394	2,362,909	2.3
Brookline Bancorp. Inc.	112,849	1,502,020	1.5
Central Pacific Financial Corp.	29,049	623,101	0.6
City Holding Co.	13,483	1,077,022	1.1
Columbia Banking System Inc.	172,464	4,941,094	4.9
CVB Financial Corp.	288,833	7,165,947	7.1
Eagle Bancorp. Inc.	29,840	1,414,714	1.4
First Bancorp./Southern Pines NC.	35,498	1,238,880	1.2
First Commonwealth Financial Corp.	126,821	1,701,938	1.7
First Financial Bancorp.	151,940	2,947,636	2.9
Hanmi Financial Corp.	31,732	712,066	0.7
Heritage Financial Corp./WA	39,839	1,002,349	1.0
Hope Bancorp Inc.	137,274	1,899,872	1.9
Independent Bank Corp.	59,717	4,743,321	4.7
NBT Bancorp. Inc.	98,607	3,706,637	3.7
Northwest Bancshares Inc.	232,298	2,973,414	3.0
OFG Bancorp.	48,000	1,219,200	1.2
Pacific Premier Bancorp. Inc.	107,500	3,143,300	3.1
Renasant Corp.	38,440	1,107,456	1.1
S&T Bancorp. Inc.	6,058	166,171	0.2
Seacoast Banking Corp. of Florida	7,793	257,481	0.3
Simmons First National Corp.	241,948	5,143,814	5.1
Southside Bancshares Inc.	31,025	1,160,956	1.2
Trustmark Corp.	9,504	277,422	0.3
United Community Banks Inc./GA	10,019	302,474	0.3
Westamerica Bancorp.	12,031	669,645	0.7
		64,175,733
Commercial Services & Supplies
GEO Group Inc. (The)(a)	260,950	1,722,270	1.7
Pitney Bowes Inc.	650,946	2,356,425	2.4
		4,078,695
Consumer Finance
Green Dot Corp.(a)	172,806	4,339,159	4.3

Electronic Equipment, Instruments & Components
OSI Systems Inc.(a)	10,878	929,416	0.9

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022

	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust.	14,088	$220,055	0.2
Service Properties Trust	43,769	228,912	0.3
		448,967
Gas Utilities
Chesapeake Utilities Corp.	18,255	2,364,935	2.4

Insurance
Employers Holdings Inc.	62,222	2,606,480	2.6
Genworth Financial Inc.(a)	1,104,115	3,897,526	3.9
Horace Mann Educators Corp.	84,944	3,260,151	3.2
James River Group Holdings Ltd.	88,229	2,186,315	2.2
ProAssurance Corp.	72,895	1,722,509	1.7
Safety Insurance Group Inc.	34,141	3,315,091	3.3
Stewart Information Services Corp.	14,014	697,197	0.7
		17,685,269
Multi-Utilities
Avista Corp.	20,308	883,601	0.9

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	123,618	3,358,701	3.3

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	47,089	1,452,225	1.4

Water Utilities
Middlesex Water Co.	8,100	710,208	0.7

Total Reference Entity — Long		100,426,909

Net Value of Reference Entity — HSBC Bank PLC		$100,426,909

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Ameris Bancorp.	46,012	$1,848,762	2.6%
Banner Corp.	33,923	1,906,812	2.7
Brookline Bancorp. Inc.	43,376	577,335	0.8
Central Pacific Financial Corp.	10,600	227,370	0.3
Columbia Banking System Inc.	74,636	2,138,321	3.0
CVB Financial Corp.	175,353	4,350,508	6.1
Eagle Bancorp. Inc.	22,908	1,086,068	1.5
First Bancorp./Southern Pines NC	28,993	1,011,856	1.4
Independent Bank Corp.	23,307	1,851,275	2.6

	Shares	Value	% of Basket Value

Banks (continued)
NBT Bancorp. Inc.	44,697	$1,680,160	2.4
OFG Bancorp.	14,914	378,816	0.6
Renasant Corp.	98,382	2,834,385	4.0
Seacoast Banking Corp. of Florida.	23,112	763,620	1.1
Simmons First National Corp.	126,023	2,679,249	3.8
Southside Bancshares Inc.	11,920	446,046	0.6
Westamerica Bancorp.	28,860	1,606,348	2.3
		25,386,931
Commercial Services & Supplies
GEO Group Inc. (The)(a)	234,977	1,550,848	2.2
Pitney Bowes Inc.	236,952	857,766	1.2
		2,408,614
Consumer Finance
Green Dot Corp.(a)	821,010	20,615,561	29.1

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	41,777	652,557	0.9
Getty Realty Corp.	14,045	372,193	0.5
Service Properties Trust.	275,636	1,441,576	2.1
		2,466,326
Gas Utilities
Chesapeake Utilities Corp.	16,093	2,084,848	2.9

Insurance
Employers Holdings Inc.	11,611	486,385	0.7
Genworth Financial Inc.(a)	897,617	3,168,588	4.5
Horace Mann Educators Corp.	69,838	2,680,382	3.8
James River Group Holdings Ltd.	59,138	1,465,440	2.0
Safety Insurance Group Inc.	13,289	1,290,362	1.8
		9,091,157
Multi-Utilities
Avista Corp.	81,704	3,554,941	5.0

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	103,792	2,820,029	4.0

Specialty Retail
Bed Bath & Beyond Inc.(a)	61,981	308,046	0.4

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	155,813	1,430,363	2.0
TrustCo Bank Corp. NY	24,841	766,096	1.1
		2,196,459
Total Reference Entity — Long		70,932,912

Net Value of Reference Entity — JPMorgan Chase Bank NA		$70,932,912

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,169,796,282	$—	$2	$8,169,796,284
Money Market Funds	633,773,219	—	—	633,773,219
	$8,803,569,501	$—	$2	$8,803,569,503
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(301,740)	$—	$—	$(301,740)
Swaps	—	(8,652,565)	—	(8,652,565)
	$(301,740)	$(8,652,565)	$—	$(8,954,305)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust